Consolidated Statements of Changes in Stockholders’ Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Treasury shares	Retained earnings	Other reserves
Equity at beginning of period at Dec. 31, 2020	€ 1,371.8	€ 246.3	€ 1,514.5	€ (4.8)	€ (409.6)	€ 25.4
Profit for the period	10,292.5				10,292.5
Other comprehensive income (loss)	8.7					8.7
Comprehensive income for the period, net of tax	10,301.2				10,292.5	8.7
Issuance of treasury shares	163.6		162.6	1.0
Transaction costs	(2.7)		(2.7)
Share-based payments	59.8					59.8
Equity at end of period at Dec. 31, 2021	11,893.7	246.3	1,674.4	(3.8)	9,882.9	93.9
Profit for the period	9,434.4				9,434.4
Other comprehensive income (loss)	22.3					22.3
Comprehensive income for the period, net of tax	9,456.7				9,434.4	22.3
Issuance of share capital	67.6	0.5	67.1
Redemption of convertible note	235.0	1.8	233.2
Share repurchase program	(986.4)		(979.5)	(6.9)
Transaction costs	(0.1)		(0.1)
Dividends	(484.3)				(484.3)
Share-based payments	(681.3)		833.1	5.4		(1,519.8)
Current and deferred taxes	554.7					554.7
Equity at end of period at Dec. 31, 2022	20,055.6	248.6	1,828.2	(5.3)	18,833.0	(848.9)
Profit for the period	930.3				930.3
Other comprehensive income (loss)	(15.8)					(15.8)
Comprehensive income for the period, net of tax	914.5				930.3	(15.8)
Share repurchase program	(738.5)		(731.6)	(6.9)
Share-based payments	15.4		30.2	0.3		(15.1)
Current and deferred taxes	(104.8)					(104.8)
Treasury shares used for acquisition of business combination	103.7		102.6	1.1
Equity at end of period at Dec. 31, 2023	€ 20,245.9	€ 248.6	€ 1,229.4	€ (10.8)	€ 19,763.3	€ (984.6)